FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 29,548
Net realized and unrealized losses recognized in earnings	(4,401)
Plan contributions	414
Plan distributions	(3,124)
Balance at end of period	22,437
Realized gains	200
Unrealized losses	$ 4,600